Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments
Schedule of the Group's investment balances

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Short-term investments
Held-to-maturity investments and term deposits	989,407	389,351	55,676
Available-for-sale investments	—	32,481	4,645
Trading debt securities	140,960	145,722	20,838
Equity securities measured at fair value	91,497	90,009	12,871
Investments held by consolidated investment funds measured at fair value	52,745	—	—
Total short-term investments	1,274,609	657,563	94,030
Long-term investments
Held-to-maturity investments and term deposits	229,891	355,803	50,878
Available-for-sale investments	31,536	—	—
Other long-term investments
- Investments measured at fair value	600,697	545,808	78,051
- Investments measured at cost less impairment	37,962	25,462	3,640
Total other long-term investments	638,659	571,270	81,691
Investments held by consolidated investment funds measured at fair value	71,013	244,939	35,026
Total long-term investments	971,099	1,172,012	167,595